Basis of Presentation and Significant Accounting Policies - Schedule of Non-Cash Impairment Charges (Details) - Predecessor $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment charges with proved oil and natural gas properties	$ 1,017,352
California operating area
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment charges with proved oil and natural gas properties	984,288
Uinta basin operating area
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment charges with proved oil and natural gas properties	26,677
East Texas operating area
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment charges with proved oil and natural gas properties	$ 6,387